FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10157

                              FRANKLIN GLOBAL TRUST
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               (Address of principal executive offices) (Zip code)

        MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 7/31

Date of reporting period: 10/31/04

Item 1. Schedule of Investments.


FRANKLIN GLOBAL TRUST

QUARTERLY STATEMENTS OF INVESTMENTS
OCTOBER 31, 2004

--------------------------------------------------------------------------------

CONTENTS

Fiduciary Core Fixed Income Fund ..........................................    3

Fiduciary Core Plus Fixed Income Fund .....................................    7

Fiduciary European Smaller Companies Fund .................................   13

Fiduciary High Income Fund ................................................   17

Fiduciary Large Capitalization Growth and Income Fund .....................   21

Fiduciary Small Capitalization Equity Fund ................................   25

Franklin International Smaller Companies Growth Fund ......................   29

Notes to Statements of Investments ........................................   33

                                    [LOGO](R)
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                         Quarterly Statements of Investments | 1
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FRANKLIN GLOBAL TRUST

STATEMENT OF INVESTMENTS, OCTOBER 31, 2004 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------------
FIDUCIARY CORE FIXED INCOME FUND                                                 COUNTRY       PRINCIPAL AMOUNT(c)      VALUE
---------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds 26.0%
Aerospace & Defense .6%
BF Goodrich, 6.80%, 2/01/18 ...............................................   United States        $    100,000      $    110,858
                                                                                                                     ------------

Capital Markets 1.8%
General Electric Capital Corp., FRN, 2.40%, 9/18/06 .......................   United States             370,000           370,939
                                                                                                                     ------------

Chemicals .5%
Lubrizol Corp., senior note, 5.50%, 10/01/14 ..............................   United States             100,000           101,021
                                                                                                                     ------------

Commercial Services & Supplies .4%
Tyco International Group SA, 6.75%, 2/15/11 ...............................     Luxembourg               80,000            90,598
                                                                                                                     ------------

Diversified Financial Services 6.1%
Core Investment Grade Bond Trust I, 4.727%, 11/30/07 ......................   United States             530,000           548,484
Household Finance Corp., 4.75%, 5/15/09 ...................................   United States             200,000           207,763
HSBC Capital Funding LP, 4.61%, Perpetual .................................   Jersey Islands            210,000           204,481
JPMorgan Chase & Co., 5.125%, 9/15/14 .....................................   United States             200,000           203,607
Morgan Stanley Dean Witter & Co., 6.60%, 4/01/12 ..........................   United States              55,000            62,080
                                                                                                                     ------------
                                                                                                                        1,226,415
                                                                                                                     ------------

Diversified Telecommunication Services 5.1%
Ameritech Capital Funding Corp., 6.25%, 5/18/09 ...........................   United States             185,000           201,192
France Telecom SA, senior note, 9.25%, 3/01/31 ............................       France                150,000           203,090
Hutchison Whampoa International Ltd., senior note, 144A, 5.45%, 11/24/10 ..     Hong Kong               100,000           103,114
Sprint Capital Corp., 6.90%, 5/01/19 ......................................   United States             175,000           196,376
Telus Corp., 8.00%, 6/01/11 ...............................................       Canada                 85,000           100,635
Verizon Global Funding Corp., 4.00%, 1/15/08 ..............................   United States             225,000           229,154
                                                                                                                     ------------
                                                                                                                        1,033,561
                                                                                                                     ------------

Electric Utilities 4.0%
Cilcorp Inc., senior note, 8.70%, 10/15/09 ................................   United States             100,000           120,094
Consolidated Edison Co. of New York Inc., senior note, 4.70%, 6/15/09 .....   United States             150,000           156,210
Consumers Energy Co., C, 4.25%, 4/15/08 ...................................   United States             270,000           275,158
Southern California Edison Co., 8.00%, 2/15/07 ............................   United States             180,000           199,142
System Energy Resources Inc., 144A, 5.129%, 1/15/14 .......................   United States              60,000            61,033
                                                                                                                     ------------
                                                                                                                          811,637
                                                                                                                     ------------

Energy Equipment & Services 1.1%
Halliburton Co., 8.75%, 2/15/21 ...........................................   United States             165,000           214,063
                                                                                                                     ------------

Food Products .5%
Bunge Ltd., 4.375%, 12/15/08 ..............................................   United States             105,000           106,225
                                                                                                                     ------------

Health Care Providers & Services .6%
Medco Health Solutions Inc., senior note, 7.25%, 8/15/13 ..................   United States             115,000           127,968
                                                                                                                     ------------

Insurance 1.2%
Allstate Corp., 7.20%, 12/01/09 ...........................................   United States             100,000           115,481
XL Capital PLC, 6.50%, 1/15/12 ............................................   United Kingdom            110,000           120,258
                                                                                                                     ------------
                                                                                                                          235,739
                                                                                                                     ------------


                                         Quarterly Statements of Investments | 3

FRANKLIN GLOBAL TRUST

---------------------------------------------------------------------------------------------------------------------------------
   FIDUCIARY CORE FIXED INCOME FUND                                              COUNTRY       PRINCIPAL AMOUNT(c)      VALUE
---------------------------------------------------------------------------------------------------------------------------------
   Corporate Bonds (cont.)
   Media 2.6%
   Comcast Cable Communications, 6.875%, 6/15/09 ..........................   United States        $    150,000      $    167,973
   News America Holdings Inc., 9.25%, 2/01/13 .............................   United States             135,000           174,971
   TCI Communications Inc., 8.75%, 8/01/15 ................................   United States             145,000           184,531
                                                                                                                     ------------
                                                                                                                          527,475
                                                                                                                     ------------

   Metals & Mining .6%
   Glencore Funding LLC, 144A, 6.00%, 4/15/14 .............................   United States             130,000           123,636
                                                                                                                     ------------

   Thrifts & Mortgage Finance .9%
   Countrywide Financial Corp., 4.00%, 3/22/11 ............................   United States             180,000           175,627
                                                                                                                     ------------
   Total Corporate Bonds (Cost $5,156,093) ................................                                             5,255,762
                                                                                                                     ------------

   Mortgage-Backed Securities 26.6%
   Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 16.4%
(a)FHLMC 15 Year, 5.50%, 11/15/19 .........................................   United States           1,265,000         1,309,275
   FHLMC 30 Year, 5.127%, 9/01/34 .........................................   United States           1,990,000         2,012,740
                                                                                                                     ------------
                                                                                                                        3,322,015
                                                                                                                     ------------

   Federal National Mortgage Association (FNMA) Fixed Rate 8.8%
(a)FNMA 30 Year, 6.50%, 11/01/28 ..........................................   United States           1,295,000         1,361,773
(a)FNMA 30 Year, 5.00%, 11/01/33 ..........................................   United States             420,000           418,556
                                                                                                                     ------------
                                                                                                                        1,780,329
                                                                                                                     ------------

   Government National Mortgage Association (GNMA) Fixed Rate 1.4%
   GNMA I SF 30 Year, 6.00%, 4/20/34 ......................................   United States             264,812           275,777
                                                                                                                     ------------
   Total Mortgage-Backed Securities (Cost $5,367,802) .....................                                             5,378,121
                                                                                                                     ------------

   Asset-Backed Securities 17.8%
   Diversified Financial Services 10.1%
   SLM Student Loan Trust, 2002-3, A4, 1.80%, 10/25/16 ....................   United States             370,000           371,644
   SLM Student Loan Trust, 2003-6, A2, 1.55%, 3/15/11 .....................   United States             750,343           750,774
   SLM Student Loan Trust, 2004-6, A2, 1.62%, 1/25/13 .....................   United States             920,000           921,504
                                                                                                                     ------------
                                                                                                                        2,043,922
                                                                                                                     ------------

   Oil & Gas 1.0%
   Gazprom International SA, 7.201%, 2/01/20 ..............................       Russia                 20,000            20,990
   Gazprom International SA, 144A, 7.201%, 2/01/20 ........................       Russia                170,000           178,925
                                                                                                                     ------------
                                                                                                                          199,915
                                                                                                                     ------------

   Thrifts & Mortgage Finance 6.7%
   Bear Stearns Adjustable Rate Mortgage Trust, 2004-4, A1B, 3.517%,
      6/25/34 .............................................................   United States             231,572           231,902
   Countrywide Asset-Backed Certificates, 2004-SD3, A1, 144A, 2.238%,
      9/25/34 .............................................................   United States             124,338           124,625
   CS First Boston Mortgage Securities Corp., 2004-1, 5A1, 5.50%,
      2/25/19 .............................................................   United States              62,960            64,395
   Sequoia Mortgage Trust, 2004-2, A, 1.45%, 3/20/34 ......................   United States             206,329           205,747
   Washington Mutual Inc., 2004-AR2, A, 2.574%, 4/25/44 ...................   United States             338,817           341,790
   Washington Mutual Inc., 2004-AR9, A2, 2.468%, 8/25/34 ..................   United States             389,687           388,682
                                                                                                                     ------------
                                                                                                                        1,357,141
                                                                                                                     ------------
   Total Asset-Backed Securities (Cost $3,588,039) ........................                                             3,600,978
                                                                                                                     ------------


4 | Quarterly Statements of Investments

FRANKLIN GLOBAL TRUST

---------------------------------------------------------------------------------------------------------------------------------
   FIDUCIARY CORE FIXED INCOME FUND                                              COUNTRY       PRINCIPAL AMOUNT(c)      VALUE
---------------------------------------------------------------------------------------------------------------------------------
   Foreign Government and Agency Securities .7%
   Fideicomiso Petacalco Trust, Reg S, 10.16%, 12/23/09 ...................       Mexico           $     88,000      $    100,403
   Russian Federation, Reg S, 12.75%, 6/24/28 .............................       Russia                 29,000            46,255
                                                                                                                     ------------
   Total Foreign Government and Agency Securities (Cost $143,917) .........                                               146,658
                                                                                                                     ------------

   U.S. Government and Agency Securities 23.7%
   U.S. Treasury Bond, 4.875%, 2/15/12 ....................................   United States             542,000           581,020
   U.S. Treasury Bond, 2.00%, 7/15/14 .....................................   United States             398,028           411,897
   U.S. Treasury Bond, 5.375%, 2/15/31 ....................................   United States             818,000           888,713
   U.S. Treasury Note, 2.75%, 7/31/06 .....................................   United States             500,000           502,481
   U.S. Treasury Note, 3.625%, 7/15/09 ....................................   United States           1,008,000         1,024,420
   U.S. Treasury Note, 6.00%, 8/15/09 .....................................   United States           1,123,000         1,258,857
   U.S. Treasury Note, 5.00%, 8/15/11 .....................................   United States             118,000           127,472
                                                                                                                     ------------
   Total U.S. Government and Agency Securities (Cost $4,743,718) ..........                                             4,794,860
                                                                                                                     ------------

   Municipal Bonds 1.8%
   California State Economic Recovery GO, Series A, 5.25%, 1/01/11 ........   United States             160,000           179,725
   Tobacco Settlement Financing Corp. Revenue, 6.375%, 6/01/32 ............   United States             200,000           189,226
                                                                                                                     ------------
   Total Municipal Bonds (Cost $362,817) ..................................                                               368,951
                                                                                                                     ------------

                                                                                               -------------------
                                                                                                     SHARES
                                                                                               -------------------
   Preferred Stock (Cost $324,662) 1.7%
   Communications Equipment
   Centaur Funding Corp., 9.08%, pfd., B, 144A ............................   United States                 263           345,352
                                                                                                                     ------------
   Total Long Term Investments (Cost $19,687,048) .........................                                            19,890,682
                                                                                                                     ------------

                                                                                               -------------------
                                                                                               PRINCIPAL AMOUNT(c)
                                                                                               -------------------
   Short Term Investments 16.2%
   U.S. Government and Agency Securities 13.6%
   FNMA, 7.125%, 2/15/05 ..................................................   United States        $    800,000           811,624
   FHLB, 7.125%, 2/15/05 ..................................................   United States             800,000           811,624
   FHLMC, 6.875%, 1/15/05 .................................................   United States             800,000           807,856
(d)U.S. Treasury Bill, 1/27/05 ............................................   United States             100,000            99,551
   U.S. Treasury Note, 1.75%, 12/31/04 ....................................   United States             225,000           225,000
                                                                                                                     ------------
   Total U.S. Government and Agency Securities (Cost $2,754,905) ..........                                             2,755,655
                                                                                                                     ------------
   Total Investments before Money Fund (Cost $22,441,953) .................                                            22,646,337
                                                                                                                     ------------

                                                                                               -------------------
                                                                                                     SHARES
                                                                                               -------------------
   Money Fund (Cost $532,092) 2.6%
(b)Franklin Institutional Fiduciary Trust Money Market Portfolio ..........   United States             532,092           532,092
                                                                                                                     ------------
   Total Investments (Cost $22,974,045) 114.5% ............................                                            23,178,429
   Other Assets, less Liabilities (14.5)% .................................                                            (2,938,767)
                                                                                                                     ------------
   Net Assets 100.0% ......................................................                                          $ 20,239,662
                                                                                                                     ============

Portfolio Abbreviation | FHLB - Federal Home Loan Bank | FRN - Floating Rate Note | GO - General Obligation

(a) Securities purchased on a when-issued, delayed delivery or to-be-announced basis.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.

(c)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(d)   Security is traded on a discount basis with a zero coupon.


                                         Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 5
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6 | Quarterly Statements of Investments

FRANKLIN GLOBAL TRUST

STATEMENT OF INVESTMENTS, OCTOBER 31, 2004 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------------
   FIDUCIARY CORE PLUS FIXED INCOME FUND                                         COUNTRY       PRINCIPAL AMOUNT(c)      VALUE
---------------------------------------------------------------------------------------------------------------------------------
   Corporate Bonds 24.3%
   Airlines .4%
   Delta Air Lines Inc., senior note, 6.718%, 7/02/24 .....................   United States        $    275,137      $    285,119
                                                                                                                     ------------

   Capital Markets 1.0%
(a)Aries Vermogen, Reg S, 9.60%, 10/25/14 .................................   United States             500,000           584,350
   General Electric Capital Corp., FRN, 2.04%, 9/18/06 ....................   United States             120,000           120,305
                                                                                                                     ------------
                                                                                                                          704,655
                                                                                                                     ------------

   Chemicals 1.3%
   Lubrizol Corp., senior note, 5.50%, 10/01/14 ...........................   United States             330,000           333,370
   Lyondell Chemical Co., senior secured note, 10.50%, 6/01/13 ............   United States             195,000           231,075
   Monsanto Co., 4.00%, 5/15/08 ...........................................   United States             287,000           290,124
                                                                                                                     ------------
                                                                                                                          854,569
                                                                                                                     ------------

   Commercial Services & Supplies .3%
   Tyco International Group SA, 6.75%, 2/15/11 ............................     Luxembourg              160,000           181,196
                                                                                                                     ------------

   Diversified Financial Services 4.3%
   Core Investment Grade Bond Trust I, 4.727%, 11/30/07 ...................   United States           1,070,000         1,107,316
   Household Finance Corp., 4.75%, 5/15/09 ................................   United States             590,000           612,901
   HSBC Capital Funding LP, 4.61%, Perpetual ..............................   Jersey Islands            620,000           603,705
   JPMorgan Chase & Co., 5.125%, 9/15/14 ..................................   United States             625,000           636,273
                                                                                                                     ------------
                                                                                                                        2,960,195
                                                                                                                     ------------

   Diversified Telecommunication Services 3.1%
   France Telecom SA, senior note, 9.25%, 3/01/31 .........................       France                465,000           629,578
   Sprint Capital Corp., 6.90%, 5/01/19 ...................................   United States             550,000           617,184
   Telus Corp., 8.00%, 6/01/11 ............................................       Canada                240,000           284,146
   Verizon Global Funding Corp., 4.00%, 1/15/08 ...........................   United States             560,000           570,339
                                                                                                                     ------------
                                                                                                                        2,101,247
                                                                                                                     ------------

   Electric Utilities 3.0%
   CMS Energy Corp., senior note, 7.50%, 1/15/09 ..........................   United States             150,000           161,625
   Consolidated Edison Co. of New York Inc., senior note, 4.70%, 6/15/09 ..   United States             200,000           208,280
   Consumers Energy Co., C, 4.25%, 4/15/08 ................................   United States             750,000           764,329
   Elektrownia Turow BV, 9.75%, 3/14/11 ...................................    Netherlands              120,000 EUR       156,109
   Southern California Edison Co., 8.00%, 2/15/07 .........................   United States             500,000           553,173
   Texas New Mexico Power, senior note, 6.125%, 6/01/08 ...................   United States             225,000           233,252
                                                                                                                     ------------
                                                                                                                        2,076,768
                                                                                                                     ------------

   Energy Equipment & Services .9%
   Halliburton Co., 8.75%, 2/15/21 ........................................   United States             465,000           603,267
                                                                                                                     ------------

   Food Products .7%
   Bunge Ltd., 4.375%, 12/15/08 ...........................................   United States              70,000            70,817
   Smithfield Foods Inc., senior note, 144A, 7.00%, 8/01/11 ...............   United States             350,000           376,250
                                                                                                                     ------------
                                                                                                                          447,067
                                                                                                                     ------------

   Health Care Providers & Services .4%
   Medco Health Solutions Inc., senior note, 7.25%, 8/15/13 ...............   United States             255,000           283,754
                                                                                                                     ------------

   Hotels Restaurants & Leisure .7%
   Park Place Entertainment Corp., senior sub. note, 8.125%, 5/15/11 ......   United States             175,000           205,406
   Royal Caribbean Cruises Ltd., senior note, 8.75%, 2/02/11 ..............   United States             230,000           274,850
                                                                                                                     ------------
                                                                                                                          480,256
                                                                                                                     ------------


                                         Quarterly Statements of Investments | 7

FRANKLIN GLOBAL TRUST

---------------------------------------------------------------------------------------------------------------------------------
   FIDUCIARY CORE PLUS FIXED INCOME FUND                                         COUNTRY       PRINCIPAL AMOUNT(c)      VALUE
---------------------------------------------------------------------------------------------------------------------------------
   Corporate Bonds (cont.)
   Household Durables .1%
   D.R. Horton Inc., senior note, 7.875%, 8/15/11 .........................   United States        $     35,000      $     40,250
                                                                                                                     ------------

   Insurance 1.8%
   Allstate Corp., 7.20%, 12/01/09 ........................................   United States             115,000           132,803
   Lincoln National Corp., 5.25%, 6/15/07 .................................   United States              50,000            52,416
   Met Life Global Funding, 144A, 4.25%, 7/30/09 ..........................   United States             775,000           784,335
   XL Capital PLC, 6.50%, 1/15/12 .........................................   United Kingdom            225,000           245,983
                                                                                                                     ------------
                                                                                                                        1,215,537
                                                                                                                     ------------

   Machinery .4%
   Case New Holland Inc., senior note, 144A, 9.25%, 8/01/11 ...............   United States             250,000           286,250
                                                                                                                     ------------

   Media 3.5%
   Comcast Cable Communications, 6.875%, 6/15/09 ..........................   United States             305,000           341,545
   EchoStar DBS Corp., senior note, 5.75%, 10/01/08 .......................   United States              45,000            46,237
   Emmis Operating Co., senior sub. note, 6.875%, 5/15/12 .................   United States             130,000           137,150
   Medianews Group Inc., senior sub. note, 6.875%, 10/01/13 ...............   United States             275,000           286,688
   News America Holdings Inc., 9.25%, 2/01/13 .............................   United States             605,000           784,130
   TCI Communications Inc., 8.75%, 8/01/15 ................................   United States             615,000           782,665
                                                                                                                     ------------
                                                                                                                        2,378,415
                                                                                                                     ------------

   Metals & Mining .7%
   Glencore Funding LLC, 144A, 6.00%, 4/15/14 .............................   United States             495,000           470,768
                                                                                                                     ------------

   Office Electronics .5%
   Xerox Corp., senior note, 6.875%, 8/15/11 ..............................   United States             300,000           321,750
                                                                                                                     ------------

   Oil & Gas .1%
   Conoco Funding Co., 5.45%, 10/15/06 ....................................   United States             100,000           104,780
                                                                                                                     ------------

   Paper & Forest Products .8%
   Georgia-Pacific Corp., senior note, 9.375%, 2/01/13 ....................   United States             225,000           266,062
   Stone Container Corp., senior note, 8.375%, 7/01/12 ....................   United States             245,000           271,950
                                                                                                                     ------------
                                                                                                                          538,012
                                                                                                                     ------------

   Real Estate .3%
   iStar Financial Inc., senior note, 6.00%, 12/15/10 .....................   United States             180,000           191,213
                                                                                                                     ------------
   Total Corporate Bonds (Cost $16,024,638) ...............................                                            16,525,068
                                                                                                                     ------------

   Mortgage-Backed Securities 16.1%
   Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 3.9%
   FHLMC, Cap 10.123%, Margin 2.75 + CMT. Resets Annually, 5.127%,
      9/01/34 .............................................................   United States           2,610,000         2,639,824
                                                                                                                     ------------

   Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 3.8%
(a)FHLMC 15 Year, 5.50%, 11/15/19 .........................................   United States           2,485,000         2,571,975
                                                                                                                     ------------

   Federal National Mortgage Association (FNMA) Fixed Rate 7.3%
(a)FNMA 30 Year, 6.50%, 11/01/28 ..........................................   United States           1,528,000         1,606,787
   FNMA 30 Year, 6.50%, 8/01/31 ...........................................   United States              25,541            26,913
   FNMA 30 Year, 6.50%, 11/01/32 ..........................................   United States              34,076            35,901
   FNMA 30 Year, 6.50%, 11/01/33 ..........................................   United States           3,322,000         3,310,579
                                                                                                                     ------------
                                                                                                                        4,980,180
                                                                                                                     ------------


8 | Quarterly Statements of Investments

FRANKLIN GLOBAL TRUST

---------------------------------------------------------------------------------------------------------------------------------
FIDUCIARY CORE PLUS FIXED INCOME FUND                                            COUNTRY       PRINCIPAL AMOUNT(c)      VALUE
---------------------------------------------------------------------------------------------------------------------------------
Mortgage-Backed Securities (cont.)
Government National Mortgage Association (GNMA) Fixed Rate 1.1%
GNMA I SF 30 Year, 6.00%, 3/20/34 .........................................   United States        $    581,460      $    605,539
GNMA I SF 30 Year, 6.00%, 4/20/34 .........................................   United States             176,541           183,852
                                                                                                                     ------------
                                                                                                                          789,391
                                                                                                                     ------------
Total Mortgage-Backed Securities (Cost $10,956,668) .......................                                            10,981,370
                                                                                                                     ------------

Asset-Backed Securities 10.6%
Consumer Finance .1%
WFS Financial Owner Trust, 2002-4, A3B, 1.43%, 8/20/07 ....................   United States              42,330            42,352
                                                                                                                     ------------

Diversified Financial Services 5.1%
SLM Student Loan Trust, 2002-3, A4, 1.80%, 10/25/16 .......................   United States             790,000           793,509
SLM Student Loan Trust, 2003-6, A2, 1.55%, 3/15/11 ........................   United States             136,911           136,990
SLM Student Loan Trust, 2004-6, A2, 1.62%, 1/25/13 ........................   United States           2,500,000         2,504,088
                                                                                                                     ------------
                                                                                                                        3,434,587
                                                                                                                     ------------

Oil & Gas 1.0%
Gazprom International SA, 7.201%, 2/01/20 .................................       Russia                130,000           136,435
Gazprom International SA, 144A, 7.201%, 2/01/20 ...........................       Russia                510,000           536,775
                                                                                                                     ------------
                                                                                                                          673,210
                                                                                                                     ------------

Thrifts & Mortgage Finance 4.4%
Bear Stearns Adjustable Rate Mortgage Trust, 2004-4, A1B, 3.517%,
   6/25/34 ................................................................   United States             399,262           399,830
Countrywide Asset-Backed Certificates, 2004-SD3, A1, 144A, 2.238%,
   9/25/34 ................................................................   United States              62,169            62,313
FNMA, 1997-9, B, 6.499%, 10/25/22 .........................................   United States           1,149,380         1,157,793
Impac Secured Assets Common Owner Trust, 2003-2, A1, 5.50%,
   8/25/33 ................................................................   United States             424,512           429,716
Master Alternative Loans Trust, 2003-3, 1A1, 6.50%, 5/25/33 ...............   United States             215,949           223,541
Master Alternative Loans Trust, 2003-7, 6A1, 6.50%, 12/25/33 ..............   United States             100,926           102,471
Sequoia Mortgage Trust, 2004-2, A, 1.45%, 3/20/34 .........................   United States             127,310           126,950
Washington Mutual Inc., 2004-AR2, A, 2.574%, 4/25/44 ......................   United States             436,896           440,730
Washington Mutual Inc., 2004-AR9, A2, 2.468%, 8/25/34 .....................   United States              77,938            77,736
                                                                                                                     ------------
                                                                                                                        3,021,080
                                                                                                                     ------------
Total Asset-Backed Securities (Cost $7,122,351) ...........................                                             7,171,229
                                                                                                                     ------------

Foreign Government and Agency Securities 4.2%
Federal Republic of Germany, 5.25%, 1/04/11 ...............................      Germany              1,073,000 EUR     1,513,616
Mexican Fixed Rate Bonds, 8.00%, 12/07/23 .................................       Mexico             18,130,000 MXN     1,239,221
Russian Federation, Reg S, 12.75%, 6/24/28 ................................       Russia                 77,000           122,815
                                                                                                                     ------------
Total Foreign Government and Agency Securities (Cost $2,722,152) ..........                                             2,875,652
                                                                                                                     ------------


                                         Quarterly Statements of Investments | 9

FRANKLIN GLOBAL TRUST

---------------------------------------------------------------------------------------------------------------------------------
   FIDUCIARY CORE PLUS FIXED INCOME FUND                                         COUNTRY       PRINCIPAL AMOUNT(c)      VALUE
---------------------------------------------------------------------------------------------------------------------------------
   U.S. Government and Agency Securities 28.7%
   U.S. Treasury Bond, 4.875%, 2/15/12 ....................................   United States        $    912,000      $    977,658
   U.S. Treasury Bond, 5.375%, 2/15/31 ....................................   United States           2,439,000         2,649,842
   U.S. Treasury Inflation-Indexed Bond, 2.00%, 7/15/14 ...................   United States           1,235,292         1,278,335
(a)U.S. Treasury Note, 2.75%, 7/31/06 .....................................   United States           2,766,000         2,779,722
   U.S. Treasury Note, 6.25%, 2/15/07 .....................................   United States           2,500,000         2,700,200
   U.S. Treasury Note, 3.625%, 7/15/09 ....................................   United States           3,067,000         3,116,961
   U.S. Treasury Note, 6.00%, 8/15/09 .....................................   United States           4,643,000         5,204,696
   U.S. Treasury Note, 5.00%, 8/15/11 .....................................   United States             780,000           842,614
                                                                                                                     ------------
   Total U.S. Government and Agency Securities (Cost $19,409,789) .........                                            19,550,028
                                                                                                                     ------------

   Municipal Bonds 2.1%
   Badger TOB Asset Securitization Corp. Revenue, Asset-Backed, 6.125%,
      6/01/27 .............................................................   United States              50,000            48,715
   California State Economic Recovery GO, Series A, 5.25%, 1/01/11 ........   United States             395,000           443,696
   Northern TOB Securitization Corp., Alaska TOB Settlement Revenue,
      Asset-Backed Bonds, 4.75%, 6/01/15 ..................................   United States             125,000           123,306
   Tobacco Settlement Financing Corp. Revenue, 4.375%, 6/01/19 ............   United States             300,000           298,680
   Tobacco Settlement Financing Corp. Revenue, 6.375%, 5/15/28 ............   United States             440,000           418,682
   Tobacco Settlement Financing Corp. Revenue, 6.375%, 6/01/32 ............   United States              85,000            80,421
                                                                                                                     ------------
   Total Municipal Bonds (Cost $1,376,938) ................................                                             1,413,500
                                                                                                                     ------------

                                                                                               -------------------
                                                                                                     SHARES
                                                                                               -------------------
   Preferred Stocks 1.4%
   Communications Equipment 1.3%
   Centaur Funding Corp., 9.08%, pfd., B, 144A ............................   United States                 675           886,359
                                                                                                                     ------------

   Media .1%
   Newscorp Overseas, 5.75%, pfd. .........................................   Cayman Islands              1,550            38,967
                                                                                                                     ------------
   Total Preferred Stocks (Cost $873,951) .................................                                               925,326
                                                                                                                     ------------
   Total Long Term Investments (Cost $58,486,487) .........................                                            59,442,173
                                                                                                                     ------------

                                                                                               -------------------
                                                                                               PRINCIPAL AMOUNT(c)
                                                                                               -------------------
   Short Term Investments 24.2%
   U.S. Government and Agency Securities 19.8%
   FHLB, 7.125%, 2/15/05 ..................................................   United States        $  2,700,000         2,739,231
   FHLMC, 6.875%, 1/15/05 .................................................   United States           2,700,000         2,726,514
   FNMA, 7.125%, 2/15/05 ..................................................   United States           2,700,000         2,739,231
(d)U.S. Treasury Bill, 1/27/05 ............................................   United States           4,400,000         4,380,222
   U.S. Treasury Note, 1.75%, 12/31/04 ....................................   United States             917,000           917,001
                                                                                                                     ------------
   Total U.S. Government and Agency Securities (Cost $13,499,264) .........                                            13,502,199
                                                                                                                     ------------
   Total Investments before Money Fund (Cost $71,985,751) .................                                            72,944,372
                                                                                                                     ------------


10 | Quarterly Statements of Investments

FRANKLIN GLOBAL TRUST

---------------------------------------------------------------------------------------------------------------------------------
   FIDUCIARY CORE PLUS FIXED INCOME FUND                                         COUNTRY              SHARES            VALUE
---------------------------------------------------------------------------------------------------------------------------------
   Money Fund (Cost $3,026,191) 4.4%
(b)Franklin Institutional Fiduciary Trust Money Market Portfolio ..........   United States           3,026,191      $  3,026,191
                                                                                                                     ------------
   Total Investments (Cost $75,011,942) 111.6% ............................                                            75,970,563
   Other Assets, less Liabilities (11.6)% .................................                                            (7,906,451)
                                                                                                                     ------------
   Net Assets 100.0% ......................................................                                          $ 68,064,112
                                                                                                                     ============

Currency Abbreviations | EUR - Euro | MXN - Mexican Peso

Portfolio Abbreviation | CMT - 1 Year Constant Maturity Treasury Index | FHLB -
                       Federal Home Loan Bank | FRN - Floating Rate Note | GO - General Obligation | SF - Single Family | TOB - Tobacco

(a) Security purchased on a when-issued, delayed delivery or to-be-announced basis.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.

(c)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(d)  Security is traded on a discount basis with a zero coupon.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 11

                       This page intentionally left blank.


12 | Quarterly Statements of Investments

FRANKLIN GLOBAL TRUST

STATEMENT OF INVESTMENTS, OCTOBER 31, 2004 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
   FIDUCIARY EUROPEAN SMALLER COMPANIES FUND                         INDUSTRY                 SHARES       VALUE
-------------------------------------------------------------------------------------------------------------------
   Common Stocks 91.2%
   Austria 2.3%
   Andritz AG .......................................                Machinery                  6,770   $   417,554
                                                                                                        -----------

   Belgium 1.7%
(a)Mobistar SA ......................................   Wireless Telecommunication Services     4,024       302,769
                                                                                                        -----------

   Denmark 3.5%
   Bang & Olufsen AS, B .............................            Household Durables             5,635       335,636
   DSV De Sammenslut Vognmaend AS, B ................               Road & Rail                 4,950       282,480
                                                                                                        -----------
                                                                                                            618,116
                                                                                                        -----------

   Finland 5.3%
   Nokian Renkaat OYJ ...............................             Auto Components               3,330       361,852
   TietoEnator OYJ ..................................               IT Services                10,585       298,659
(a)YIT-Yhtyma OYJ ...................................        Construction & Engineering        14,130       281,700
                                                                                                        -----------
                                                                                                            942,211
                                                                                                        -----------

   France 7.6%
(a)Alten ............................................               IT Services                14,880       323,689
   Beneteau .........................................       Leisure Equipment & Products        4,102       308,638
(a)Gemplus International SA .........................         Computers & Peripherals         168,412       353,422
   Neopost SA .......................................            Office Electronics             5,180       360,583
                                                                                                        -----------
                                                                                                          1,346,332
                                                                                                        -----------

   Germany 12.0%
   AWD Holding AG ...................................             Capital Markets               8,530       298,527
   Krones AG ........................................                Machinery                  3,330       335,774
   Leoni AG .........................................             Auto Components               5,395       324,118
   Mpc Muenchmeyer Petersen Cap .....................             Capital Markets               2,110       147,958
   Puma AG ..........................................     Textiles, Apparel & Luxury Goods        995       249,880
   Rheinmetall AG ...................................         Industrial Conglomerates          7,185       292,369
(a)Techem AG ........................................      Commercial Services & Supplies       7,100       226,222
   United Internet AG ...............................       Internet Software & Services       10,398       254,398
                                                                                                        -----------
                                                                                                          2,129,246
                                                                                                        -----------

   Greece 3.5%
   Germanos SA ......................................             Specialty Retail             11,250       300,292
   Hellenic Duty Free Shops SA ......................             Specialty Retail             20,690       320,348
                                                                                                        -----------
                                                                                                            620,640
                                                                                                        -----------

   Ireland 5.7%
(a)Grafton Group PLC ................................     Trading Companies & Distributors     35,668       326,333
   IAWS Group PLC ...................................              Food Products               23,541       313,583
   Kingspan Group PLC ...............................            Building Products             47,039       370,177
                                                                                                        -----------
                                                                                                          1,010,093
                                                                                                        -----------


                                        Quarterly Statements of Investments | 13

FRANKLIN GLOBAL TRUST

----------------------------------------------------------------------------------------------------------------------
   FIDUCIARY EUROPEAN SMALLER COMPANIES FUND                           INDUSTRY                  SHARES       VALUE
----------------------------------------------------------------------------------------------------------------------
   Common Stocks (cont.)
   Italy 3.7%
   Amplifon SpA .....................................      Health Care Equipment & Supplies          891   $    39,574
(a)Digital Multimedia Tech SpA ......................   Diversified Telecommunication Services     9,430       234,649
   Hera SpA .........................................             Electric Utilities             136,175       377,252
                                                                                                           -----------
                                                                                                               651,475
                                                                                                           -----------

   Norway 7.4%
(a)ABG Sundal Collier ASA ...........................              Capital Markets               411,120       323,142
   Aktiv Kapital ASA ................................              Capital Markets                22,015       370,303
   Ekornes ASA ......................................             Household Durables               6,000       137,000
   Tandberg ASA .....................................          Communications Equipment           18,740       176,756
(a)Tandberg Television ASA ..........................          Communications Equipment           41,415       300,783
                                                                                                           -----------
                                                                                                             1,307,984
                                                                                                           -----------

   Spain 2.5%
   Aldeasa SA .......................................              Specialty Retail                5,180       172,338
   Gamesa Corporacion Tecnologica SA ................            Electrical Equipment             19,755       273,262
                                                                                                           -----------
                                                                                                               445,600
                                                                                                           -----------

   Sweden 6.7%
(a)Axfood AB ........................................          Food & Staples Retailing            5,900       179,731
(a)Elekta AB, B .....................................      Health Care Equipment & Supplies        7,300       195,033
   Nobia AB .........................................             Household Durables              22,320       287,116
(a)Telelogic AB .....................................                  Software                  117,510       250,827
(a)Transcom Worldwide SA, B .........................       Commercial Services & Supplies        67,130       269,499
                                                                                                           -----------
                                                                                                             1,182,206
                                                                                                           -----------

   Switzerland 10.1%
(a)Actelion Ltd. ....................................               Biotechnology                  2,335       267,885
   Kaba Holding AG ..................................                 Machinery                      212        55,212
   Kuoni Reisen Holding AG, B .......................        Hotels Restaurants & Leisure            430       163,480
(a)Leica Geosystems AG ..............................     Electronic Equipment & Instruments       1,370       330,698
   Phonak Holding AG ................................      Health Care Equipment & Supplies        9,400       295,189
   PublicGroupe SA ..................................                   Media                        830       242,922
(a)Sika AG ..........................................                 Chemicals                      290       178,981
(a)Temenos Group AG .................................                  Software                    1,225         8,720
(a)Temenos Group AG, 144A ...........................                  Software                   33,510       238,525
                                                                                                           -----------
                                                                                                             1,781,612
                                                                                                           -----------

   United Kingdom 19.2%
   Bodycote International PLC .......................                 Machinery                  116,858       311,335
   Greene King PLC ..................................        Hotels Restaurants & Leisure         15,361       324,578
   Intermediate Capital Group PLC ...................              Consumer Finance               15,791       304,359
   Laird Group PLC ..................................     Electronic Equipment & Instruments      55,060       341,438
   McBride PLC ......................................             Household Products             166,500       469,596
   Mitie Group ......................................       Commercial Services & Supplies        17,500        45,418
   Mothercare PLC ...................................              Multiline Retail               45,270       260,765
(a)Northgate Information Solutions PLC ..............                IT Services                 252,290       282,769


14 | Quarterly Statements of Investments

FRANKLIN GLOBAL TRUST

-----------------------------------------------------------------------------------------------------------------
   FIDUCIARY EUROPEAN SMALLER COMPANIES FUND                        INDUSTRY               SHARES       VALUE
-----------------------------------------------------------------------------------------------------------------
   Common Stocks (cont.)
   United Kingdom (cont.)
(a)Pace Micro Technology PLC ........................          Household Durables          115,525   $    105,602
   Spectris PLC .....................................         Electrical Equipment          33,350        255,372
   Taylor Nelson Sofres PLC .........................                Media                  47,550        202,693
   Whatman PLC ......................................              Chemicals                84,030        308,792
   Wolverhampton & Dudley Breweries PLC .............              Beverages                10,740        179,970
                                                                                                     ------------
                                                                                                        3,392,687
                                                                                                     ------------
   Total Common Stocks (Cost $12,564,405) ...........                                                  16,148,525
                                                                                                     ------------

   Preferred Stocks 3.5%
   Germany
   Hugo Boss AG, pfd. ...............................   Textiles, Apparel & Luxury Goods    10,992        288,341
   Jungheinrich AG, pfd. ............................              Machinery                15,830        323,086
                                                                                                     ------------
   Total Preferred Stocks (Cost $575,574) ...........                                                     611,427
                                                                                                     ------------
   Total Long Term Investments (Cost $13,139,979) ...                                                  16,759,952
                                                                                                     ------------
   Short Term Investment (Cost $323,605) 1.8%
   Money Fund
(b)Franklin Institutional Fiduciary Trust Money
      Market Portfolio ..............................                                      323,605        323,605
                                                                                                     ------------
   Total Investments (Cost $13,463,584) 96.5% .......                                                  17,083,557
   Other Assets, less Liabilities 3.5%. .............                                                     625,339
                                                                                                     ------------
   Net Assets 100.0% ................................                                                $ 17,708,896
                                                                                                     ============

(a)   Non-income producing.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 15

                       This page intentionally left blank.


16 | Quarterly Statements of Investments

FRANKLIN GLOBAL TRUST

STATEMENT OF INVESTMENTS, OCTOBER 31, 2004 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------------
   FIDUCIARY HIGH INCOME FUND                                                      COUNTRY      PRINCIPAL AMOUNT(c)     VALUE
-------------------------------------------------------------------------------------------------------------------------------
   Corporate Bonds 96.8%
   Auto Components 1.5%
   TRW Automotive Inc., senior note, 9.375%, 2/15/13 .......................    United States        $ 100,000        $ 115,500
                                                                                                                      ---------

   Building Products 1.4%
   THL Buildco Inc., senior sub. note, 144A, 8.50%, 9/01/14 ................    United States          100,000          106,500
                                                                                                                      ---------

   Chemicals 5.4%
   BCP Caylux Holding Lux SCA, senior sub. note, 144A, 9.625%, 6/15/14 .....    United States          100,000          112,500
   Huntsman ICI Holdings LLC, senior disc. note, zero cpn., 12/31/09 .......    United States          150,000           82,125
   Nalco Co., senior sub. note, 8.875%, 11/15/13 ...........................    United States          100,000          110,125
   Rhodia SA, senior note, 10.25%, 6/01/10 .................................       France              100,000          109,000
                                                                                                                      ---------
                                                                                                                        413,750
                                                                                                                      ---------

   Commercial Services & Supplies 2.7%
   Allied Waste North America Inc., senior secured note, 6.50%, 11/15/10 ...    United States          100,000           96,750
   JohnsonDiversey Inc., senior sub. note, B, 9.625%, 5/15/12 ..............    United States          100,000          113,000
                                                                                                                      ---------
                                                                                                                        209,750
                                                                                                                      ---------

   Construction & Engineering 1.0%
   URS Corp., senior note, 11.50%, 9/15/09 .................................    United States           67,000           77,385
                                                                                                                      ---------

   Containers & Packaging 1.5%
   Crown European Holdings SA, senior secured note, 10.875%, 3/01/13 .......    United States          100,000          119,250
                                                                                                                      ---------

   Diversified Telecommunication Services 6.4%
   MCI Inc., senior note, 5.908%, 5/01/07 ..................................    United States           27,000           27,000
   MCI Inc., senior note, 6.688%, 5/01/09 ..................................    United States           50,000           49,437
   NTL Cable PLC, senior note, 144A, 8.75%, 4/15/14 ........................   United Kingdom          100,000          110,750
   PanAmSat Corp., senior note, 144A, 9.00%, 8/15/14 .......................    United States          100,000          106,500
   Qwest Communications International Inc., senior note, 144A, 7.50%,
      2/15/14 ..............................................................    United States          100,000           97,000
   Time Warner Telecom Holdings Inc., senior note, 9.25%, 2/15/14 ..........    United States          100,000          101,000
                                                                                                                      ---------
                                                                                                                        491,687
                                                                                                                      ---------

   Electric Utilities 2.8%
   Centerpoint Energy Inc., senior note, B, 7.25%, 9/01/10 .................    United States          100,000          112,048
(a)NorthWestern Corp., senior secured note, 144A, 5.875%, 11/01/14 .........    United States          100,000          103,625
                                                                                                                      ---------
                                                                                                                        215,673

   Electronic Equipment & Instruments 3.0%
   Fimep SA, senior note, 10.50%, 2/15/13 ..................................       France              100,000          118,250
   Solectron Corp., senior note, 9.625%, 2/15/09 ...........................    United States          100,000          112,250
                                                                                                                      ---------
                                                                                                                        230,500
                                                                                                                      ---------

   Energy Equipment & Services 2.9%
   Grant Prideco Escrow, senior note, 9.00%, 12/15/09 ......................    United States          100,000          112,750
   Hanover Equipment Trust 01, senior secured note, B, 8.75%, 9/01/11 ......    United States          100,000          111,000
                                                                                                                      ---------
                                                                                                                        223,750
                                                                                                                      ---------

   Food & Staples Retailing 1.4%
   Rite Aid Corp., senior note, 9.25%, 6/01/13 .............................    United States          100,000          104,500
                                                                                                                      ---------


                                        Quarterly Statements of Investments | 17

FRANKLIN GLOBAL TRUST

-------------------------------------------------------------------------------------------------------------------------------
FIDUCIARY HIGH INCOME FUND                                                         COUNTRY      PRINCIPAL AMOUNT(c)     VALUE
-------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds (cont.)
Food Products 1.4%
Smithfield Foods Inc., senior note, 144A, 7.00%, 8/01/11 ...................    United States        $ 100,000        $ 107,500
                                                                                                                      ---------

Gas Utilities 2.7%
El Paso Natural Gas Co., senior note, 7.625%, 8/01/10 ......................    United States          100,000          108,625
Markwest Energy Partners, senior note, 144A, 6.875%, 11/01/14 ..............    United States          100,000          102,500
                                                                                                                      ---------
                                                                                                                        211,125
                                                                                                                      ---------

Health Care Providers & Services 4.1%
HCA Inc., 8.75%, 9/01/10 ...................................................    United States          100,000          115,442
Tenet Healthcare Corp., senior note, 6.375%, 12/01/11 ......................    United States          100,000           91,750
Vanguard Health Holding Co. II LLC, senior sub. note, 144A, 9.00%,
   10/01/14 ................................................................    United States          100,000          105,000
                                                                                                                      ---------
                                                                                                                        312,192
                                                                                                                      ---------

Hotels Restaurants & Leisure 8.6%
Boyd Gaming Corp., senior sub. note, 6.75%, 4/15/14 ........................    United States          100,000          105,375
Host Marriott LP, senior note, 9.25%, 10/01/07 .............................    United States          100,000          113,000
Park Place Entertainment Corp., senior sub. note, 8.125%, 5/15/11 ..........    United States          100,000          117,375
Pinnacle Entertainment Inc., senior sub. note, 8.75%, 10/01/13 .............    United States          100,000          106,750
Royal Caribbean Cruises Ltd., senior deb., 7.25%, 3/15/18 ..................    United States          100,000          109,250
Station Casinos Inc., senior sub. note, 6.875%, 3/01/16 ....................    United States          100,000          106,750
                                                                                                                      ---------
                                                                                                                        658,500
                                                                                                                      ---------

Household Durables 1.5%
D.R. Horton Inc., senior note, 7.875%, 8/15/11 .............................    United States          100,000          115,000
                                                                                                                      ---------

IT Services 1.5%
UGS Corp., senior sub. note, 144A, 10.00%, 6/01/12 .........................    United States          100,000          112,500
                                                                                                                      ---------

Machinery 4.2%
Case New Holland Inc., senior note, 144A, 9.25%, 8/01/11 ...................    United States          100,000          114,500
Invensys PLC, senior note, 144A, 9.875%, 3/15/11 ...........................   United Kingdom          100,000          105,000
Milacron Escrow Corp., senior secured note, 144A, 11.50%, 5/15/11 ..........    United States          100,000          104,500
                                                                                                                      ---------
                                                                                                                        324,000
                                                                                                                      ---------

Media 17.0%
Advanstar Communications Inc., senior secured note, 10.75%, 8/15/10 ........    United States          100,000          112,000
CanWest Media Inc., senior note, B, 7.625%, 4/15/13 ........................       Canada              100,000          109,250
Charter Communications Holdings II, senior note, 10.25%, 9/15/10 ...........    United States          100,000          104,500
CSC Holdings Inc., senior deb., 7.625%, 7/15/18 ............................    United States          100,000          106,875
Dex Media West LLC, senior sub. note, 9.875%, 8/15/13 ......................    United States           99,000          117,563
DIRECTV Holdings/Finance, senior note, 8.375%, 3/15/13 .....................    United States          100,000          114,500
Emmis Operating Co., senior sub. note, 6.875%, 5/15/12 .....................    United States          100,000          105,500
Lamar Media Corp., senior sub. note, 7.25%, 1/01/13 ........................    United States          100,000          109,000
Lin Television Corp., senior sub. note, 6.50%, 5/15/13 .....................    United States          100,000          103,500
Marquee Inc., senior note, 144A, 8.625%, 8/15/12 ...........................    United States          100,000          109,750
Quebecor Media Inc., senior disc. note, zero cpn. to 7/15/06, 13.75%
   thereafter, 7/15/11 .....................................................       Canada              100,000           98,000


18 | Quarterly Statements of Investments

FRANKLIN GLOBAL TRUST

---------------------------------------------------------------------------------------------------------------------------------
   FIDUCIARY HIGH INCOME FUND                                                     COUNTRY       PRINCIPAL AMOUNT(c)      VALUE
---------------------------------------------------------------------------------------------------------------------------------
   Corporate Bonds (cont.)
   Media (cont.)
   Rainbow National Services LLC, senior sub. deb., 144A, 10.375%,
      9/01/14 ..............................................................    United States        $ 100,000        $   109,500
                                                                                                                      -----------
                                                                                                                        1,299,938
                                                                                                                      -----------

   Metals & Mining 3.0%
   Ispat Inland ULC, senior secured note, 9.75%, 4/01/14 ...................    United States          100,000            122,000
   Peabody Energy Corp., senior note, B, 6.875%, 3/15/13 ...................    United States          100,000            110,250
                                                                                                                      -----------
                                                                                                                          232,250
                                                                                                                      -----------

   Multi-Utilities & Unregulated Power 6.0%
   Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/12 ...................    United States          100,000            113,250
   Calpine Corp., senior secured note, 144A, 8.50%, 7/15/10 ................    United States          100,000             74,000
   Calpine Corp., senior secured note, 144A, 8.75%, 7/15/13 ................    United States           50,000             36,500
   Dynegy Holdings Inc., senior secured note, 144A, 10.125%, 7/15/13 .......    United States          100,000            117,000
   Midwest Generation LLC, senior secured note, 8.75%, 5/01/34 .............    United States          100,000            113,750
                                                                                                                      -----------
                                                                                                                          454,500
                                                                                                                      -----------

   Office Electronics 1.4%
   Xerox Corp., senior note, 7.125%, 6/15/10 ...............................    United States          100,000            108,750
                                                                                                                      -----------

   Oil & Gas 1.5%
   Plains Exploration & Production Co., senior note, 7.125%, 6/15/14 .......    United States          100,000            111,500
                                                                                                                      -----------

   Paper & Forest Products 4.4%
(a)Boise Cascade LLC, senior sub. note, 144A, 7.125%, 10/15/14 .............    United States          100,000            104,881
   Georgia-Pacific Corp., senior note, 9.375%, 2/01/13 .....................    United States          100,000            118,250
   Jefferson Smurfit Corp., senior note, 7.50%, 6/01/13 ....................    United States          100,000            109,500
                                                                                                                      -----------
                                                                                                                          332,631
                                                                                                                      -----------

   Real Estate 1.4%
   Forest City Enterprises Inc., senior note, 7.625%, 6/01/15 ..............    United States          100,000            106,500
                                                                                                                      -----------

   Road & Rail 1.5%
   Laidlaw International Inc., senior note, 10.75%, 6/15/11 ................    United States          100,000            115,500
                                                                                                                      -----------

   Wireless Telecommunication Services 6.6%
   Centennial Communications Corp., senior note, 144A, 2/01/14 .............    United States          100,000            101,500
(a)Dobson Cellular Systems Inc., secured note, 144A, 9.875%, 11/01/12 ......    United States          100,000             99,678
   Millicom International Cellular SA, senior note, 144A, 10.00%,
      12/01/13 . ...........................................................     Luxembourg            100,000            101,500
   Nextel Communications Inc., senior note, 7.375%, 8/01/15 ................    United States          100,000            111,500
   Triton PCS Inc., senior note, 8.50%, 6/01/13 ............................    United States          100,000             92,250
                                                                                                                      -----------
                                                                                                                          506,428
                                                                                                                      -----------
   Total Corporate Bonds (Cost $6,978,841) .................................                                            7,417,059
                                                                                                                      -----------


                                        Quarterly Statements of Investments | 19

FRANKLIN GLOBAL TRUST

---------------------------------------------------------------------------------------------------------------------
   FIDUCIARY HIGH INCOME FUND                                                     COUNTRY       SHARES       VALUE
---------------------------------------------------------------------------------------------------------------------
   Preferred Stock (Cost $103,750) 1.4%
   Health Care Providers & Services
   Fresenius Medical Care Capital Trust II, 7.875%, 2/01/08 ................      Germany           100   $   108,000
                                                                                                          -----------
   Total Long Term Investments (Cost $7,082,591) ...........................                                7,525,059
                                                                                                          -----------

   Short Term Investment (Cost $166,070) 2.2%
   Money Fund
(b)Franklin Institutional Fiduciary Trust Money Market Portfolio ...........    United States   166,070       166,070
                                                                                                          -----------
   Total Investments (Cost $7,248,661) 100.4%. .............................                                7,691,129
   Other Assets, less Liabilities (.4)% ....................................                                  (31,871)
                                                                                                          -----------
   Net Assets 100.0% .......................................................                              $ 7,659,258
                                                                                                          ===========

(a)   Security purchased on a delayed delivery basis.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.

(c)   The principal amount is stated in U.S. dollars unless otherwise indicated.


20 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN GLOBAL TRUST

STATEMENT OF INVESTMENTS, OCTOBER 31, 2004 (UNAUDITED)

-----------------------------------------------------------------------------------
   FIDUCIARY LARGE CAPITALIZATION GROWTH AND INCOME FUND     SHARES       VALUE
-----------------------------------------------------------------------------------
   Common Stocks 93.6%
   Aerospace & Defense 7.8%
   Honeywell International Inc. ..........................    80,000   $  2,694,400
   Northrop Grumman Corp. ................................    40,000      2,070,000
   United Technologies Corp. .............................    20,000      1,856,400
                                                                       ------------
                                                                          6,620,800
                                                                       ------------

   Air Freight & Logistics 2.3%
   United Parcel Service Inc., B .........................    25,000      1,979,500
                                                                       ------------

   Biotechnology 8.6%
(a)Amgen Inc. ............................................    32,000      1,817,600
(a)Biogen Idec Inc. ......................................    51,000      2,966,160
(a)Genentech Inc. ........................................    55,100      2,508,703
                                                                       ------------
                                                                          7,292,463
                                                                       ------------

   Capital Markets 2.2%
   Bank of New York Co. Inc. .............................    57,000      1,850,220
                                                                       ------------

   Commercial Services & Supplies 2.2%
   Manpower Inc. .........................................    42,000      1,900,500
                                                                       ------------

   Communications Equipment 4.1%
(a)Cisco Systems Inc. ....................................    98,000      1,882,580
(a)Corning Inc. ..........................................   142,000      1,625,900
                                                                       ------------
                                                                          3,508,480
                                                                       ------------

   Computers & Peripherals 2.1%
   International Business Machines Corp. .................    20,000      1,795,000
                                                                       ------------

   Diversified Financial Services 1.9%
   Citigroup Inc. ........................................    37,000      1,641,690
                                                                       ------------

   Electric Utilities 4.9%
   Duke Energy Corp. .....................................    95,000      2,330,350
   FPL Group Inc. ........................................    27,000      1,860,300
                                                                       ------------
                                                                          4,190,650
                                                                       ------------

   Energy Equipment & Services 2.3%
(a)Nabors Industries Ltd. (Bermuda) ......................    40,000      1,964,800
                                                                       ------------

   Food Products 4.8%
   Archer Daniels Midland Co. ............................   115,000      2,227,550
   Nestle SA (Switzerland) ...............................     8,000      1,897,584
                                                                       ------------
                                                                          4,125,134
                                                                       ------------

   Hotels Restaurants & Leisure 4.9%
   Carnival Corp. ........................................    42,000      2,123,520
   McDonald's Corp. ......................................    70,000      2,040,500
                                                                       ------------
                                                                          4,164,020
                                                                       ------------


                                        Quarterly Statements of Investments | 21

FRANKLIN GLOBAL TRUST

-----------------------------------------------------------------------------------
   FIDUCIARY LARGE CAPITALIZATION GROWTH AND INCOME FUND     SHARES        VALUE
-----------------------------------------------------------------------------------
   Common Stocks (cont.)
   Industrial Conglomerates 5.0%
   General Electric Co. ..................................    55,000   $  1,876,600
   Tyco International Ltd. ...............................    77,000      2,398,550
                                                                       ------------
                                                                          4,275,150
                                                                       ------------

   Insurance 6.2%
   Hartford Financial Services Group Inc. ................    29,000      1,695,920
   Montpelier Re Holdings Ltd. (Bermuda) .................    49,000      1,826,230
   Unitrin Inc. ..........................................    40,000      1,727,200
                                                                       ------------
                                                                          5,249,350
                                                                       ------------

   IT Services 2.2%
   First Data Corp. ......................................    46,000      1,898,880
                                                                       ------------

   Machinery 2.3%
   Eaton Corp. ...........................................    30,100      1,924,895
                                                                       ------------

   Media 2.1%
(a)Time Warner Inc. ......................................   110,000      1,830,400
                                                                       ------------

   Oil & Gas 7.6%
   BP PLC, ADR (United Kingdom) ..........................    41,000      2,388,250
   ConocoPhillips ........................................    21,000      1,770,510
   ExxonMobil Corp. ......................................    47,000      2,313,340
                                                                       ------------
                                                                          6,472,100
                                                                       ------------

   Pharmaceuticals 4.3%
   Johnson & Johnson .....................................    34,000      1,984,920
   Merck & Co. Inc. ......................................    54,000      1,690,740
                                                                       ------------
                                                                          3,675,660
                                                                       ------------

   Road & Rail 2.6%
   Union Pacific Corp. ...................................    35,000      2,203,950
                                                                       ------------

   Semiconductors & Semiconductor Equipment 4.5%
   Analog Devices Inc. ...................................    47,000      1,892,220
   Intel Corp. ...........................................    88,000      1,958,880
                                                                       ------------
                                                                          3,851,100
                                                                       ------------

   Software 8.7%
(a)Mercury Interactive Corp. .............................    46,000      1,997,780
   Microsoft Corp. .......................................    66,000      1,847,340
   SAP AG (Germany) ......................................    11,000      1,876,288
(a)Symantec Corp. ........................................    29,000      1,651,260
                                                                       ------------
                                                                          7,372,668
                                                                       ------------
   Total Common Stocks (Cost $60,132,867) ................               79,787,410
                                                                       ------------


22 | Quarterly Statements of Investments

FRANKLIN GLOBAL TRUST

-------------------------------------------------------------------------------------
   FIDUCIARY LARGE CAPITALIZATION GROWTH AND INCOME FUND       SHARES       VALUE
-------------------------------------------------------------------------------------
   Short Term Investment (Cost $3,753,473) 4.4%
   Money Fund
(b)Franklin Institutional Fiduciary Trust Money
      Market Portfolio ...................................   3,753,473   $  3,753,473
                                                                         ------------
   Total Investments (Cost $63,886,340) 98.0% ............                 83,540,883
   Other Assets, less Liabilities 2.0% ...................                  1,658,468
                                                                         ------------
   Net Assets 100.0% .....................................               $ 85,199,351
                                                                         ============

(a)   Non-income producing.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 23

                       This page intentionally left blank.


24| Quarterly Statements of Investments

FRANKLIN GLOBAL TRUST

STATEMENT OF INVESTMENTS, OCTOBER 31, 2004 (UNAUDITED)

-----------------------------------------------------------------------------------
   FIDUCIARY SMALL CAPITALIZATION EQUITY FUND                SHARES       VALUE
-----------------------------------------------------------------------------------
   Common Stocks 99.6%
   Aerospace & Defense 3.7%
(a)Aviall Inc. ...........................................    46,600   $  1,008,890
   EDO Corp. .............................................    37,400      1,046,452
                                                                       ------------
                                                                          2,055,342
                                                                       ------------

   Biotechnology 5.1%
(a)Alkermes Inc. .........................................    53,200        658,084
(a)Dendreon Corp. ........................................    43,900        453,926
(a)Enzon Pharmaceuticals Inc. ............................    67,100      1,085,007
(a)Telik Inc. ............................................    32,400        597,780
                                                                       ------------
                                                                          2,794,797
                                                                       ------------

   Capital Markets 5.4%
(a)Affiliated Managers Group Inc. ........................    11,350        633,784
(a)Calamos Asset Management Inc., A ......................     6,500        126,750
   Greenhill & Co. Inc. ..................................    27,800        625,222
(a)Piper Jaffray Cos. Inc. ...............................    19,400        848,362
(a)Tradestation Group Inc. ...............................   117,400        726,706
                                                                       ------------
                                                                          2,960,824
                                                                       ------------

   Chemicals 1.9%
   Minerals Technologies Inc. ............................    17,400      1,045,740
                                                                       ------------

   Commercial Banks 3.4%
(a)Eurobancshares Inc. ...................................    24,600        456,330
(a)Signature Bank ........................................    18,300        539,301
   Texas Regional Bancshares Inc., A .....................    27,190        868,177
                                                                       ------------
                                                                          1,863,808
                                                                       ------------

   Commercial Services & Supplies 4.4%
(a)Charles River Associates Inc. .........................    18,300        735,294
(a)FTI Consulting Inc. ...................................    50,800        953,008
(a)MarketWatch Inc. ......................................    39,800        527,549
   National Financial Partners Corp. .....................     6,900        212,106
                                                                       ------------
                                                                          2,427,957
                                                                       ------------

   Communications Equipment 4.5%
(a)F5 Networks Inc. ......................................    29,900      1,194,505
(a)Microtune Inc. ........................................    99,100        437,031
(a)Sonus Networks Inc. ...................................   139,200        821,280
                                                                       ------------
                                                                          2,452,816
                                                                       ------------

   Consumer Finance 2.2%
(a)Financial Federal Corp. ...............................    17,000        634,270
(a)Marlin Business Services Inc. .........................    31,500        555,187
                                                                       ------------
                                                                          1,189,457
                                                                       ------------

   Distributors 1.0%
(a)Brightpoint Inc. ......................................    35,200        534,688
                                                                       ------------


                                        Quarterly Statements of Investments | 25

FRANKLIN GLOBAL TRUST

------------------------------------------------------------------------------------
   FIDUCIARY SMALL CAPITALIZATION EQUITY FUND                SHARES        VALUE
------------------------------------------------------------------------------------
   Common Stocks (cont.)
   Diversified Telecommunication Services 1.9%
(a)Commonwealth Telephone Enterprises Inc. ...............    22,900   $  1,044,927
                                                                       ------------

   Electrical Equipment .7%
(a)Wilson Greatbatch Technologies Inc. ...................    24,100        408,495
                                                                       ------------

   Electronic Equipment & Instruments 2.4%
   BEI Technologies Inc. .................................    21,100        630,679
(a)Newport Corp. .........................................    59,200        668,368
                                                                       ------------
                                                                          1,299,047
                                                                       ------------

   Energy Equipment & Services 1.1%
(a)Universal Compression Holdings Inc. ...................    18,000        622,440
                                                                       ------------

   Food & Staples Retailing 1.7%
(a)United Natural Foods Inc. .............................    33,500        910,865
                                                                       ------------

   Health Care Equipment & Supplies 4.0%
(a)Advanced Neuromodulation Systems Inc. .................    26,700        849,861
(a)Nektar Therapeutics ...................................    47,200        680,152
(a)ResMed Inc. ...........................................    14,500        681,500
                                                                       ------------
                                                                          2,211,513
                                                                       ------------

   Health Care Providers & Services 10.9%
(a)American Healthways Inc. ..............................    47,700      1,439,586
(a)AMERIGROUP Corp. ......................................    11,800        708,000
(a)Dendrite International Inc. ...........................    47,800        700,270
(a)Foxhollow Technologies Inc. ...........................       400          8,232
(a)Pediatrix Medical Group Inc. ..........................    18,300      1,029,375
(a)Rotech Healthcare Inc. ................................    18,300        390,705
(a)Sunrise Senior Living Inc. ............................    28,000      1,067,080
(a)United Surgical Partners International Inc. ...........    18,200        637,182
                                                                       ------------
                                                                          5,980,430
                                                                       ------------

   Hotels Restaurants & Leisure 2.4%
(a)RARE Hospitality International Inc. ...................    24,900        689,979
(a)Shuffle Master Inc. ...................................    14,550        612,409
                                                                       ------------
                                                                          1,302,388
                                                                       ------------

   Household Durables .5%
(a)Fossil Inc. ...........................................     8,850        263,376
                                                                       ------------

   Internet Software & Services 5.2%
(a)Embarcadero Technologies Inc. .........................    60,400        491,052
(a)Kintera Inc. ..........................................    60,000        573,900
(a)Secure Computing Corp. ................................    78,300        614,263
(a)United Online Inc. ....................................    64,500        605,655
(a)webMethods Inc. .......................................    79,700        552,321
                                                                       ------------
                                                                          2,837,191
                                                                       ------------


26 | Quarterly Statements of Investments

FRANKLIN GLOBAL TRUST

-----------------------------------------------------------------------------------
   FIDUCIARY SMALL CAPITALIZATION EQUITY FUND                SHARES       VALUE
-----------------------------------------------------------------------------------
   Common Stocks (cont.)
   IT Services 2.4%
(a)CACI International Inc., A ............................    13,000   $    792,610
(a)Tier Technologies Inc., B .............................    63,700        549,731
                                                                       ------------
                                                                          1,342,341
                                                                       ------------

   Leisure Equipment & Products 2.8%
(a)K2 Inc. ...............................................    50,300        815,866
(a)Marvel Enterprises Inc. ...............................    48,350        744,590
                                                                       ------------
                                                                          1,560,456
                                                                       ------------

   Machinery 7.2%
   Albany International Corp., A .........................    18,700        561,374
   Bucyrus International Inc. ............................    15,600        468,000
(a)Commercial Vehicle Group Inc. .........................    52,400        847,308
   Joy Global Inc. .......................................    24,200        817,718
(a)Wabash National Corp. .................................    17,100        420,318
   Wabtec Corp. ..........................................    39,900        808,773
                                                                       ------------
                                                                          3,923,491
                                                                       ------------

   Marine 1.7%
   OMI Corp. .............................................    51,700        928,015
                                                                       ------------

   Media 1.9%
(a)Lions Gate Entertainment Corp. (Canada) ...............    52,600        516,006
   Nautilus Group Inc. ...................................    27,500        540,375
                                                                       ------------
                                                                          1,056,381
                                                                       ------------

   Metals & Mining 2.3%
   Massey Energy Co. .....................................    15,600        420,108
   Quanex Corp. ..........................................    17,000        861,900
                                                                       ------------
                                                                          1,282,008
                                                                       ------------

   Oil & Gas 2.6%
(a)Brigham Exploration Co. ...............................    87,100        790,433
(a)Forest Oil Corp. ......................................    19,900        606,950
                                                                       ------------
                                                                          1,397,383
                                                                       ------------

   Pharmaceuticals 2.0%
(a)Able Laboratories Inc. ................................    50,800      1,101,090
                                                                       ------------

   Road & Rail 3.0%
(a)Genesee & Wyoming Inc. ................................    38,200        967,224
   Heartland Express Inc. ................................    33,350        682,341
                                                                       ------------
                                                                          1,649,565
                                                                       ------------

   Semiconductors & Semiconductor Equipment 5.3%
(a)ATMI Inc. .............................................    40,400        943,340
   Cognex Corp. ..........................................    29,900        765,440
(a)Micrel Inc. ...........................................   108,300      1,216,209
                                                                       ------------
                                                                          2,924,989
                                                                       ------------


                                        Quarterly Statements of Investments | 27

FRANKLIN GLOBAL TRUST

-----------------------------------------------------------------------------------
   FIDUCIARY SMALL CAPITALIZATION EQUITY FUND                SHARES       VALUE
-----------------------------------------------------------------------------------
   Common Stocks (cont.)
   Software 2.2%
(a)Palmsource Inc. .......................................    25,600   $    573,952
(a)RSA Security Inc. .....................................    29,800        609,708
                                                                       ------------
                                                                          1,183,660
                                                                       ------------

   Specialty Retail 2.7%
(a)Aeropostale Inc. ......................................    19,650        619,958
(a)Build-A-Bear Workshop Inc. ............................       200          4,882
   Claire's Stores Inc. ..................................    22,400        582,848
(a)New York & Co. Inc. ...................................    12,900        267,030
                                                                       ------------
                                                                          1,474,718
                                                                       ------------

   Textiles, Apparel & Luxury Goods 1.1%
(a)Deckers Outdoor Corp. .................................    16,000        605,760
                                                                       ------------
   Total Common Stocks (Cost $48,242,618) ................               54,635,958
                                                                       ------------

   Short Term Investment (Cost $830)
   Money Fund
(b)Franklin Institutional Fiduciary Trust
      Money Market Portfolio .............................       830            830
                                                                       ------------
   Total Investments (Cost $48,243,448) 99.6% ............               54,636,788
   Other Assets, less Liabilities .4% ....................                  197,907
                                                                       ------------
   Net Assets 100.0% .....................................             $ 54,834,695
                                                                       ============

(a)   Non-income producing.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.


28 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN GLOBAL TRUST

STATEMENT OF INVESTMENTS, OCTOBER 31, 2004 (UNAUDITED)

----------------------------------------------------------------------------------------------
   FRANKLIN INTERNATIONAL SMALLER COMPANIES GROWTH FUND      COUNTRY       SHARES      VALUE
----------------------------------------------------------------------------------------------
   Common Stocks 95.6%
   Auto Components 1.7%
   Nokian Renkaat OYJ .................................      Finland         1,490   $ 161,910
                                                                                     ---------

   Automobiles 1.5%
   Fleetwood Corp. Ltd. ...............................     Australia       22,000     138,771
                                                                                     ---------

   Beverages 1.6%
   McGuigan Simeon Wines Ltd. .........................     Australia       38,800     148,064
                                                                                     ---------

   Biotechnology 1.5%
(a)Actelion Ltd. ......................................    Switzerland       1,270     145,702
                                                                                     ---------

   Capital Markets 5.2%
(a)ABG Sundal Collier ASA .............................       Norway       220,000     172,921
   Aktiv Kapital ASA ..................................       Norway         9,600     161,476
   Record Investments Ltd. ............................     Australia       43,150     161,435
                                                                                     ---------
                                                                                       495,832
                                                                                     ---------

   Chemicals 3.1%
(a)Sika AG ............................................    Switzerland         230     141,951
   Whatman PLC ........................................   United Kingdom    40,000     146,991
                                                                                     ---------
                                                                                       288,942
                                                                                     ---------

   Commercial Services & Supplies 7.9%
   A.B.C. Learning Centres Ltd. .......................     Australia       54,100     194,306
   DIS Deutscher Industries ...........................      Germany         4,570     149,119
   Fullcast Co. Ltd. ..................................       Japan             56     115,868
   Park24 Co. Ltd. ....................................       Japan          8,800     149,362
   Watabe Wedding Corp. ...............................       Japan          5,400     134,177
                                                                                     ---------
                                                                                       742,832
                                                                                     ---------

   Communications Equipment 3.4%
(a)Tamura Taiko Holdings Inc. .........................       Japan         35,000     171,619
(a)Tandberg Television ASA ............................       Norway        21,000     152,516
                                                                                     ---------
                                                                                       324,135
                                                                                     ---------

   Computers & Peripherals 1.4%
(a)Gemplus International SA ...........................       France        62,360     130,866
                                                                                     ---------

   Construction & Engineering 1.9%
   United Group Ltd. ..................................     Australia       35,800     181,618
                                                                                     ---------

   Consumer Finance 1.5%
   Intermediate Capital Group PLC .....................   United Kingdom     7,400     142,629
                                                                                     ---------

   Containers & Packaging 1.4%
   Goodpack Ltd. ......................................     Singapore      218,000     133,722
                                                                                     ---------

   Diversified Telecommunication Services 1.7%
(a)eAccess Ltd. .......................................       Japan            175     155,581
                                                                                     ---------


                                        Quarterly Statements of Investments | 29

FRANKLIN GLOBAL TRUST

----------------------------------------------------------------------------------------------
   FRANKLIN INTERNATIONAL SMALLER COMPANIES GROWTH FUND      COUNTRY       SHARES      VALUE
----------------------------------------------------------------------------------------------
   Common Stocks (cont.)
   Electric Utilities 1.7%
   Hera SpA ...........................................        Italy        58,700   $ 162,620
                                                                                     ---------

   Electrical Equipment 3.3%
(a)Solarworld AG ......................................       Germany        2,870     176,279
   Ushio Inc. .........................................        Japan         8,000     138,769
                                                                                     ---------
                                                                                       315,048
                                                                                     ---------

   Electronic Equipment & Instruments 6.3%
   ARGO GRAPHICS Inc. .................................        Japan         6,900     145,373
   IDT International Ltd. .............................      Hong Kong     276,000      64,893
   Laird Group PLC ....................................   United Kingdom    23,380     144,984
   Neomax Co. Ltd. ....................................        Japan        10,000     157,305
   OPTEX Co. Ltd. .....................................        Japan         4,500      80,779
                                                                                     ---------
                                                                                       593,334
                                                                                     ---------

   Food & Staples Retailing 1.9%
(a)Kibun Food Chemifa Co. Ltd. ........................        Japan         9,300     181,440
                                                                                     ---------

   Food Products 2.3%
   Hokuto Corp. .......................................        Japan         3,700      67,886
   Vilmorin CL & CIE ..................................       France           830     145,079
                                                                                     ---------
                                                                                       212,965
                                                                                     ---------

   Health Care Equipment & Supplies 6.3%
   Amplifon SpA .......................................        Italy         3,850     170,998
(a)Elekta AB, B .......................................       Sweden         5,300     141,599
   Nakanishi Inc. .....................................        Japan         2,000     132,647
   Topcon Corp. .......................................        Japan        12,000     151,580
                                                                                     ---------
                                                                                       596,824
                                                                                     ---------

   Health Care Providers & Services 3.3%
   Primary Health Care Ltd. ...........................      Australia      32,800     166,890
   Ryman Healthcare Ltd. ..............................     New Zealand     63,000     144,579
                                                                                     ---------
                                                                                       311,469
                                                                                     ---------

   Hotels Restaurants & Leisure 1.6%
   Greene King PLC ....................................   United Kingdom     7,000     147,910
                                                                                     ---------

   Household Durables 3.8%
   Bang & Olufsen AS, B ...............................       Denmark        2,650     157,841
   Nobia AB ...........................................       Sweden        10,800     138,927
(a)Pace Micro Technology PLC ..........................   United Kingdom    64,605      59,056
                                                                                     ---------
                                                                                       355,824
                                                                                     ---------

   Internet Software & Services 1.4%
   United Internet AG .................................       Germany        5,450     133,340
                                                                                     ---------


30 | Quarterly Statements of Investments

FRANKLIN GLOBAL TRUST

----------------------------------------------------------------------------------------------
   FRANKLIN INTERNATIONAL SMALLER COMPANIES GROWTH FUND      COUNTRY       SHARES      VALUE
----------------------------------------------------------------------------------------------
   Common Stocks (cont.)
   Leisure Equipment & Products 3.3%
   Beneteau ...........................................       France         2,300   $ 173,054
   Mars Engineering ...................................        Japan         3,800     142,888
                                                                                     ---------
                                                                                       315,942
                                                                                     ---------

   Machinery 3.3%
   Arrk Corp. .........................................        Japan         3,400     126,562
   Kaba Holding AG ....................................     Switzerland        171      44,535
   OSG CORP. ..........................................        Japan        12,600     143,803
                                                                                     ---------
                                                                                       314,900
                                                                                     ---------

   Media 3.3%
(a)Clear Media Ltd. ...................................      Hong Kong     150,000     144,540
   Taylor Nelson Sofres PLC ...........................   United Kingdom    38,450     163,903
                                                                                     ---------
                                                                                       308,443
                                                                                     ---------

   Metals & Mining 1.6%
   Macarthur Coal Ltd. ................................      Australia      53,600     152,805
                                                                                     ---------

   Multiline Retail 1.4%
   Mothercare PLC .....................................   United Kingdom    23,500     135,365
                                                                                     ---------

   Office Electronics 1.7%
   Neopost SA .........................................       France         2,260     157,320
                                                                                     ---------

   Personal Products 1.4%
   OSIM International Ltd. ............................      Singapore     239,000     135,105
                                                                                     ---------

   Road & Rail 1.5%
   DSV De Sammenslut Vognmaend AS, B ..................       Denmark        2,500     142,667
                                                                                     ---------

   Software 2.2%
(a)Telelogic AB .......................................       Sweden        46,000      98,188
(a)Temenos Group AG ...................................     Switzerland     15,600     111,041
                                                                                     ---------
                                                                                       209,229
                                                                                     ---------

   Specialty Retail 5.6%
   Bookoff Corp. ......................................        Japan         8,900     135,293
   Point Inc. .........................................        Japan         5,040     136,184
   Sa Sa International Holdings Ltd. ..................      Hong Kong     284,000     118,587
   USS Co. Ltd. .......................................        Japan         1,750     141,693
                                                                                     ---------
                                                                                       531,757
                                                                                     ---------

   Textiles, Apparel & Luxury Goods 3.1%
   Burberry Group PLC .................................   United Kingdom    21,000     150,772
(a)Li Ning Co. Ltd. ...................................   Cayman Islands   356,000     140,647
                                                                                     ---------
                                                                                       291,419
                                                                                     ---------


                                        Quarterly Statements of Investments | 31

FRANKLIN GLOBAL TRUST

---------------------------------------------------------------------------------------------------------------
   FRANKLIN INTERNATIONAL SMALLER COMPANIES GROWTH FUND            COUNTRY            SHARES          VALUE
---------------------------------------------------------------------------------------------------------------
   Common Stocks (cont.)
   Trading Companies & Distributors 1.5%
(a)Grafton Group ............................................   Irish Republic         15,693       $   143,578
                                                                                                    -----------
   Total Common Stocks (Cost $7,852,039) ....................                                         9,039,908
                                                                                                    -----------
   Preferred Stock (Cost $136,930) 1.5%
   Textiles, Apparel & Luxury Goods
   Hugo Boss AG, pfd. .......................................      Germany              5,450           142,964
                                                                                                    -----------
   Total Long Term Investments (Cost $7,988,969) ............                                         9,182,872
                                                                                                    -----------

                                                                                 ----------------
                                                                                 PRINCIPAL AMOUNT
                                                                                 ----------------
   Short Term Investment (Cost $435,000) 4.6%
   Time Deposit
   Den Danske Bank, 1.79%, 11/01/04 (Maturity Value $435,065)   United States       $ 435,000           435,000
                                                                                                    -----------
   Total Investments (Cost $8,423,969) 101.7% ...............                                         9,617,872
   Other Assets, less Liabilities (1.7)% ....................                                          (159,391)
                                                                                                    -----------
   Net Assets 100.0% ........................................                                       $ 9,458,481
                                                                                                    ===========


(a)   Non-income producing.


32 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN GLOBAL TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Franklin Global Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of seven series (the Funds).

1.  INCOME TAXES

At October 31, 2004, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

                                                 ------------------------------------------------
                                                  FIDUCIARY       FIDUCIARY         FIDUCIARY
                                                     CORE         CORE PLUS      EUROPEAN SMALLER
                                                 FIXED INCOME    FIXED INCOME       COMPANIES
                                                     FUND            FUND             FUND
                                                 ------------------------------------------------
Cost of investments ..........................   $ 23,018,013    $ 75,134,959      $ 13,512,302
                                                 ================================================
Unrealized appreciation ......................   $    188,481    $    862,420      $  3,821,127
Unrealized depreciation ......................        (28,065)        (26,816)         (249,872)
                                                 ------------------------------------------------
Net unrealized appreciation (depreciation) ...   $    160,416    $    835,604      $  3,571,255
                                                 ================================================

                                                 ------------------------------------------------
                                                                  FIDUCIARY
                                                                    LARGE           FIDUCIARY
                                                  FIDUCIARY     CAPITALIZATION        SMALL
                                                 HIGH INCOME      GROWTH AND      CAPITALIZATION
                                                    FUND         INCOME FUND       EQUITY FUND
                                                 ------------------------------------------------
Cost of investments ..........................   $  7,263,952    $ 63,886,340      $ 49,109,328
                                                 ================================================
Unrealized appreciation ......................   $    450,607    $ 19,895,816      $  9,016,658
Unrealized depreciation ......................        (23,430)       (241,273)       (3,489,198)
                                                 ------------------------------------------------
Net unrealized appreciation (depreciation) ...   $    427,177    $ 19,654,543      $  5,527,460
                                                 ================================================

                                                 -------------
                                                   FRANKLIN
                                                 INTERNATIONAL
                                                    SMALLER
                                                   COMPANIES
                                                  GROWTH FUND
                                                 ------------
Cost of investments ..........................   $  8,423,969
                                                 ============
Unrealized appreciation ......................   $  1,329,034
Unrealized depreciation ......................       (135,131)
                                                 ------------
Net unrealized appreciation (depreciation) ...   $  1,193,903
                                                 ============

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder

                                        Quarterly Statements of Investments | 33

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FRANKLIN GLOBAL TRUST

By /S/JIMMY D. GAMBILL
   --------------------
      Chief Executive Officer - Finance and Administration
Date    December 16, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/JIMMY D. GAMBILL
   --------------------
      Chief Executive Officer - Finance and Administration
Date    December 16, 2004

By /S/GALEN G. VETTER
   --------------------
      Chief Financial Officer
Date    December 16, 2004











                              Exhibit A

I, Jimmy D. Gambill, certify that:

     1. I have reviewed this report on Form N-Q of Franklin Global Trust;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

December 16, 2004

/s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration















I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of Franklin Global Trust;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

December 16, 2004


/s/GALEN G. VETTER
Chief Financial Officer